Restructuring - Schedule of Company's Resource Alignment Program Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	$ 62	$ 136
Resource Alignment Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	25	44
Resource Alignment Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	4	47
Resource Alignment Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred	235	253
Resource Alignment Program Total
Restructuring Cost and Reserve
Charges incurred	$ 264	$ 344